Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,088)	£ (11,224)
Netting	(524)	(1,189)
Exposures	306,284	313,347
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(216,000)	(211,500)
Netting	0	(400)
Exposures	94,000	104,200
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,500	1,900
Collateral cash	0	0
Collateral non-cash	(1,700)	(700)
Netting	(500)	(800)
Exposures	300	400
Derivative financial instruments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,400	1,700
Collateral cash		0
Collateral non-cash	(1,700)	(700)
Netting	(500)	(800)
Exposures	200	200
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	200
Collateral cash		0
Collateral non-cash	0	0
Netting	0	0
Exposures	£ 100	£ 200